Financial Instruments and Financial Risk Management - Schedule of Analyzes Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	$ 359	$ 370
Long-term loans	938	290
Accounts payable and accruals	4,735	2,808
Non-derivative financial liabilities	6,032	3,468
Between one to two years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	261	303
Long-term loans	32	782
Accounts payable and accruals
Non-derivative financial liabilities	293	1,085
More than two years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities		220
Long-term loans		20
Accounts payable and accruals
Non-derivative financial liabilities		$ 240